West Loop Realty Fund
SUMMARY SECTION
Investment Objective
The investment objective of the West Loop Realty Fund (the "Fund") is to achieve current income and long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled "Choosing a Share Class" on page 31 of this Prospectus and in "APPENDIX A – Waivers and Discounts Available from Intermediaries" of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - West Loop Realty Fund - USD ($)	Class A Shares		Class C Shares		Class T Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	[1]	none		2.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[2]	1.00%	[2]	none	none
Wire fee	$ 20		$ 20		$ 20	$ 20
Overnight check delivery fee	25		25		25	25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15	$ 15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - West Loop Realty Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Management fees	[1]	0.85%	0.85%	0.85%	0.85%
Distribution and service (Rule 12b-1) fees	[1]	0.25%	1.00%	0.25%	none
Shareholder service fee	[1]	0.09%	0.09%	0.09%	0.09%
All other expenses	[1]	0.40%	0.40%	0.40%	0.40%
Other expenses	[1],[2]	0.49%	0.49%	0.49%	0.49%
Total annual fund operating expenses	[1]	1.59%	2.34%	1.59%	1.34%
Fees waived and/or expenses reimbursed	[1],[3]	(0.24%)	(0.24%)	(0.24%)	(0.24%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[3]	1.35%	2.10%	1.35%	1.10%
[1]	The expense information in the table has been restated to reflect the current management fee and expense limitation arrangement, both effective February 1, 2017.
[2]	Other expenses for Class A, Class C and Institutional Class shares have been restated to reflect current fees. Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.35%, 2.10%, 1.35% and 1.10% of the average daily net assets of the Class A Shares, Class C Shares, Class T Shares and Institutional Class Shares, respectively. Class T Shares were not offered prior to May 1, 2018. This agreement is in effect until April 30, 2019, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - West Loop Realty Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	705	1,026	1,370	2,337
Class C Shares	316	708	1,229	2,658
Class T Shares	384	716	1,072	2,072
Institutional Class Shares	112	401	711	1,592

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
West Loop Realty Fund | Class C Shares | USD ($)	213	708	1,229	2,658

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing equity securities, including common stocks, preferred stocks, convertible securities, rights, and warrants, of publicly traded companies participating in the real estate sector, such as Real Estate Investment Trusts ("REITs"). The Fund's sub-advisor, Chilton Capital Management LLC ("Chilton" or the "Sub-Advisor"), considers a company to be participating in the real estate sector if, at the time of investment, the company (i) derived at least 50% of its total revenues during its most recent completed fiscal year from the ownership, construction, development, financing, management, renting, leasing or sale of, or (ii) has at least 50% of its assets invested in commercial, industrial or residential real estate. The Sub-Advisor considers a company to be publicly traded if the company's equity securities are traded on a stock exchange or an over-the-counter market.

While the number of its holdings may vary based upon market conditions and other factors, the Fund intends to invest in a focused portfolio of approximately 25 to 35 investments in REITs and other companies participating in the real estate sector, diversified by property type, geographic location and issuer strategy, in an attempt to maximize projected risk-adjusted returns. The Fund's portfolio companies may be of any size market capitalization, including small- and mid-capitalization companies. The Fund's strategy is long-only. The Fund's portfolio will be allocated across three sub-strategies:

Strategy	Definition	Approximate Range
Core	Companies with superior balance sheets, established track records, and moderate growth	40-70%
Value-Add	Companies with moderate operating leverage, established track records, and high growth, both internal and external	20-50%
Opportunistic	Companies with high operating leverage, unproven or shorter track re-cords, and high growth, both internal and external	0-25%

The Sub-Advisor's research process of each investment opportunity begins with fundamental, bottom-up analysis of the security. The process includes estimations of net asset value, review and projections of earnings ("funds from operations" for REITs), balance sheet analyses, and company specific ratio comparisons by type of property, geographic location and peer group. Qualitative factors are also evaluated by the Sub-Advisor and include, as applicable, property visits, REIT management meetings, tenant credit quality, and tenant diversification.

The Sub-Advisor will generally sell all or a portion of a position of the Fund's portfolio holding when, in the Sub-Advisor's opinion, the investment hits its price target, the company's fundamentals or competitive position significantly deteriorate, or the Sub-Advisor identifies a more attractive investment opportunity.

The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in securities of foreign issuers which meet the same criteria for investment as domestic companies, including investments in such companies in the form of American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs").

The Fund may also invest up to 20% of its net assets (plus any borrowings for investment purposes) in fixed-income securities with maturities typically between one year and ten years, which may include debt securities that are rated below investment grade, or unrated securities that the Sub-Advisor determines to be of comparable credit quality.

Real Estate Investment Trusts (REITs)

A majority of the Fund's total assets will be invested in equity REITs. REITs are publicly traded corporations or trusts that own interests in residential or commercial real estate and land or in real estate related loans or other interests. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation. REIT property types include apartments, regional malls, shopping centers, lodging, office, industrial, self-storage, data centers, and a variety of health care related facilities. A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders (other than net capital gains for each taxable year).

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund's investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund's Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk. The Fund is classified as "non-diversified", which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company's creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Real Estate Market Risk. Since the Fund concentrates investment of its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets and you may lose money on your investment in the Fund even if securities markets generally are experiencing positive results. The real estate sector may suffer and property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, employment, cultural or technological developments, fluctuations in rent schedules and operating expenses, unfavorable changes in applicable taxes, governmental regulations, zoning, building, environmental and other laws and interest rates, operating or development expenses, unexpected increases in the cost of energy and environmental factors and lack of available financing. The value of real estate company securities also may decline because of the failure of borrowers to pay their loans and poor property management. Residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

REIT Risk. In addition to the risks associated with securities of companies participating in the real estate industry, such as declines in the value of real estate, risks related to general and local economic conditions, decreases in property revenues, and increases in prevailing interest rates, property taxes and operating expenses, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. A REIT could possibly fail to qualify for favorable U.S. federal income tax treatment and so become subject to additional income tax liability that could cause to liquidate investments, borrow funds under adverse conditions or fail, or to maintain its exemption from registration under the Investment Company Act of 1940 ("1940 Act"). Various factors including the above may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In addition, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated with protecting its investments.

Sector Concentration Risk. The Fund's investments will be concentrated in the real estate sector. The focus of the Fund's portfolio on a specific sector may present more risks than if the portfolio were broadly diversified over numerous sectors.

Small-Cap and Mid-Cap Company Risk. Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Accordingly, small- to medium-sized real estate company shares can be more volatile than, and at times may perform differently from, large company stocks. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, 50% or more of the value of the Fund's assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund's assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Although the Fund's strategy contemplates investment in approximately 25 to 35 securities issued by REITs and real estate related entities, it may not be possible for the Fund to invest in such a small number of positions while satisfying these diversification requirements. The Fund's strategy of investing in a relatively small number of securities may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Class T Shares were not offered during the periods shown and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund's website, www.libertystreetfunds.com, or by calling the Fund at 800-207-7108. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV

Institutional Class Shares
Highest Calendar Quarter Return at NAV	12.99%	Quarter Ended 12/31/2014
Lowest Calendar Quarter Return at NAV	(8.00)%	Quarter Ended 06/30/2015

The year-to-date return for the Fund as of March 31, 2018 was (8.36)%.

Average Annual Total Returns (for Periods Ended December 31, 2017)
Average Annual Total Returns - West Loop Realty Fund		1 Year	3 Years	Since Inception	Inception Date
Class A Shares		0.87%	4.29%	10.27%	Dec. 31, 2013
Class C Shares		5.26%	5.60%	11.08%	Dec. 31, 2013
Institutional Class Shares		7.29%	6.64%	12.17%	Dec. 31, 2013
Institutional Class Shares | After Taxes on Distributions	[1]	6.14%	5.33%	10.88%	Dec. 31, 2013
Institutional Class Shares | After Taxes on Distributions and Sales	[1]	4.26%	4.68%	9.12%	Dec. 31, 2013
MSCI US REIT Index (Reflects No Deductions for Fees, Expenses or Taxes)		5.07%	5.37%	11.13%	Dec. 31, 2013
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.